Financial Instruments - Interest Rate Swap Hedges (Details) - Interest rate swap hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments
Unrealized losses reclassified from accumulated other comprehensive loss to earnings	$ 3.7	$ 3.7	$ 4.0
Accelerated amortization of deferred realized losses	1.4	$ 0.0	$ 7.7
Unrealized losses expected to be reclassified from accumulated other comprehensive loss to earnings within the next twelve months	$ 3.6